Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (13,907,320)	$ (1,771,656)	$ (6,439,954)
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$ (2,294,708)	$ (292,323)	$ (1,062,592)
Reconciling items:
Tax effect of income that is not taxable	(2,133)	(272)	(3,652)
Tax effect of expenses that are not deductible	33,375	4,252	0
The effect of tax rates in different tax jurisdictions	1,611,660	205,310	1,079,543
Research and development credit	(605,417)	(77,124)	(942,627)
Change in valuation allowance	1,045,140	133,141	0
Tax credits	(168)	(22)	(2,175)
Others	295	37	38,140
Total income tax benefit	$ (211,956)	$ (27,001)	$ (893,363)